Income and mining taxes (Tables)	12 Months Ended
Dec. 31, 2020
INCOME AND MINING TAXES
Schedule of the composition of income tax expense
The following table outlines the composition of income tax expense between current tax and deferred tax:

	Year ended December 31
(in millions of U.S. dollars)	2020	2019
CURRENT INCOME AND MINING TAX EXPENSE
Canada	1.8	2.2
Foreign	0.5	0.4
	2.3	2.6
DEFERRED INCOME AND MINING TAX EXPENSE
Canada	1.8	1.9
Adjustments in respect of prior year	0.2	(4.9)
	2.0	(3.0)
Total income tax expense (recovery)	4.3	(0.4)

Schedule of reconciliation of Income tax recovery	The differences result from the following items:

	Year ended December 31
(in millions of U.S. dollars)	2020	2019
Loss before taxes	(75.0)	(73.9)
Canadian federal and provincial income tax rates	25.8%	26.3%
Income tax recovery based on above rates	(19.4)	(19.4)
INCREASE (DECREASE) DUE TO
Permanent differences	(1.0)	(0.1)
Foreign exchange on non-monetary assets and liabilities	—	0.2
Other foreign exchange differences	(5.8)	3.7
Prior years’ adjustments relating to tax provision and tax returns	0.2	(5.2)
Canadian mining tax	15.8	(2.5)
Change in unrecognized deferred tax assets	17.4	22.9
BC Mining exploration tax credits received	(3.1)	—
Other	0.2	—
Income tax expense (recovery)	4.3	(0.4)

Schedule of deferred tax assets and liabilities
The following tables provide analysis of the deferred tax assets and liabilities, all of which are located in Canada:

	Year ended December 31
(in millions of U.S. dollars)	2020	2019
DEFERRED TAX ASSETS
Capital losses	19.3	18.4
Property, plant and equipment and Mining interests	44.6	122.7
Tax credits	51.3	49.9
Ontario Mining Tax	58.5	45.4
Other	146.0	18.9
	319.7	255.3
DEFERRED TAX LIABILITIES
British Columbia Mining Tax	(53.5)	(48.3)
	(53.5)	(48.3)
Unrecognized deferred tax asset	(319.7)	(255.3)
Deferred income tax liabilities, net	(53.5)	(48.3)

Schedule of the movement in the net deferred tax liabilities
The following table outlines the movement in the net deferred tax liabilities:

	Year ended December 31
(in millions of U.S. dollars)	2020	2019
MOVEMENT IN THE NET DEFERRED TAX LIABILITIES
Balance at the beginning of the year	(48.3)	(56.3)
Recognized in net loss	(5.2)	3.0
Recognized in other comprehensive income	—	4.8
Recognized as foreign exchange	—	0.2
Reclassified as held-for-sale or disposed of	—	—
Total movement in the net deferred tax liabilities	(53.5)	(48.3)